Note I - Business Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
Note I – Business Segment Information

The Company operates in one business segment comprising the design, manufacture and sale of pumps and pump systems. The Company’s products are used in water, wastewater, construction, dewatering, industrial, petroleum, original equipment, agriculture, fire protection, heating, ventilation and air conditioning (HVAC), military and other liquid-handling applications. The pumps and pump systems are marketed in the United States and worldwide through a network of more than 1,000 distributors, through manufacturers’ representatives, through third-party distributor catalogs and by direct sales. International sales are made primarily through foreign distributors and representatives. The Company sells to more than 120 countries around the world. The components of customer sales, determined based on the location of customers are:

	2012	%	2011	%	2010	%
United States	$239,153	64	$241,405	67	$180,705	61
Foreign countries	136,538	36	118,085	33	116,103	39
Total	$375,691	100	$359,490	100	$296,808	100